United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Investment Advisors, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks III   Washington DC        November 13, 2007

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      129
Form 13F Information Table Value Total (in thousands):  $363,077

List of Other Included Managers:  None



FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
SEPTEMBER 30, 2007


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7  COLUMN 8
--------------------------------  --------  ---------  ---------  --------             --------  --------  ---------
                                                                                                            VOTING
                                   TITLE                 VALUE    SHRS OR   SH/  PUT/  INVEST.    OTHER    AUTHORITY
                                  --------                                                                 ---------
NAME OF ISSUER                     CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRET.   MGRS.      SOLE     SHARED  NONE
--------------------------------  --------  ---------  ---------  --------  ---  ----  --------  --------  ---------  ------  ----
3M                                COM       88579Y101     7,987     85,350  SH         SOLE                   85,350
AES Corp.                         COM       00130H105     1,133     56,512  SH         SOLE                   56,512
AES Trust III                     PFD       00808N202       429      8,810  SH         SOLE                    8,810
AES Trust VII                     PFD       00103V305       319      6,500  SH         SOLE                    6,500
AT&T Inc.                         COM       00206r102       253      5,974  SH         SOLE                    5,974
Adelphia Recovery Trust           COM       00685R409        12    291,372  SH         SOLE                  291,372
Alcoa Inc.                        COM       013817101     3,309     84,576  SH         SOLE                   84,576
Amer Electric Power Co.           COM       025537101     2,734     59,338  SH         SOLE                   59,338
Ameren Corp.                      COM       023608102     1,643     31,300  SH         SOLE                   31,300
American Express Co.              COM       025816109       325      5,472  SH         SOLE                    5,472
Amgen Inc.                        COM       031162100     3,565     63,012  SH         SOLE                   63,012
Anheuser Busch Co. Inc.           COM       035229103     9,374    187,526  SH         SOLE                  187,526
Apartment Invest. & Mgt. - Y      PFD       03748R796       341     13,800  SH         SOLE                   13,800
Apollo Group Inc. - A             COM       037604105     2,673     44,442  SH         SOLE                   44,442
Ashford Hospitality Trust - A     PFD       044103208       227      9,700  SH         SOLE                    9,700
Atmos Energy Corp.                COM       049560105     1,942     68,574  SH         SOLE                   68,574
Automatic Data Process.           COM       053015103     9,209    200,500  SH         SOLE                  200,500
Avon Products Inc.                COM       054303102     5,070    135,079  SH         SOLE                  135,079
BCE Inc.                          COM       05534B760     1,012     25,268  SH         SOLE                   25,268
Bank of America Corp.             COM       060505104     6,943    138,117  SH         SOLE                  138,117
Barclays Bank PLC ADR             COM       06738E204     4,725     97,189  SH         SOLE                   97,189
Berkshire Hathaway, Inc. - A      COM       084990175     3,437         29  SH         SOLE                       29
Berkshire Hathaway, Inc. - B      COM       084670207    16,701      4,226  SH         SOLE                    4,226
Biogen Idec Inc.                  COM       09062X103       436      6,575  SH         SOLE                    6,575
Broadridge Financial Solutions    COM       11133T103       866     45,714  SH         SOLE                   45,714
Capitalsource Inc.                COM       14055X102     5,874    290,237  SH         SOLE                  290,237
Carmax Inc.                       COM       143130102     6,307    310,245  SH         SOLE                  310,245
Cedar Fair LP                     COM       150185106     1,712     71,788  SH         SOLE                   71,788
CenterPoint Energy                COM       15189T107       923     57,568  SH         SOLE                   57,568
Chevrontexaco Corp.               COM       166764100       428      4,576  SH         SOLE                    4,576
Cisco Systems Inc.                COM       17275r102       202      6,094  SH         SOLE                    6,094
ConocoPhillips                    COM       20825C104     7,284     82,993  SH         SOLE                   82,993
Consol Tomoka Land Fla            COM       210226106       825     12,272  SH         SOLE                   12,272
Corts Provident Trust 1 Pfd.      PFD       22080X203       761     30,380  SH         SOLE                   30,380
Corts UnumProvident               PFD       22081B200       236      9,500  SH         SOLE                    9,500
Cross Timbers Royalty Trust       COM       22757R109     1,395     34,925  SH         SOLE                   34,925
Crosstex Energy LP                COM       22765U102       874     25,352  SH         SOLE                   25,352
Crosstex Energy, Inc.             COM       22765Y104     2,411     63,603  SH         SOLE                   63,603
Dell Computer Corp.               COM       24702r101     4,097    148,437  SH         SOLE                  148,437
Dentsply International Inc.       COM       249030107       851     20,439  SH         SOLE                   20,439
Devon Energy Corp.                COM       25179M103     9,738    117,047  SH         SOLE                  117,047
Diageo PLC ADR                    COM       25243Q205    10,899    124,235  SH         SOLE                  124,235
Dominion Resources Inc.           COM       25746U109     3,136     37,206  SH         SOLE                   37,206
Dover Corp.                       COM       260003108       446      8,750  SH         SOLE                    8,750
Duke Energy Corp.                 COM       26441C105     2,727    145,900  SH         SOLE                  145,900
Ebay Inc.                         COM       278642103     9,690    248,334  SH         SOLE                  248,334
Enbridge Energy Mgmt              COM       29250X103     1,756     35,395  SH         SOLE                   35,395
Enbridge Energy Ptrs. LP          COM       29250R106     1,416     28,999  SH         SOLE                   28,999
Endesa SA ADR                     COM       29258N107     2,838     49,706  SH         SOLE                   49,706
Enel SPA ADR                      COM       29265W108     3,109     55,162  SH         SOLE                   55,162
Energy East Corp.                 COM       29266M109     2,162     79,935  SH         SOLE                   79,935
Energy Transfer Partners          COM       29273R109     1,913     39,165  SH         SOLE                   39,165
Enerplus Resources Fund           COM       29274D604       613     12,996  SH         SOLE                   12,996
Eon AG ADS                        COM       268780103       491      8,013  SH         SOLE                    8,013
ExxonMobil Corp.                  COM       30231G102     1,180     12,752  SH         SOLE                   12,752
Fairfax Financial Holdings        COM       303901102     2,007      8,227  SH         SOLE                    8,227
Fairpoint Communications          COM       305560104     3,181    168,640  SH         SOLE                  168,640
Fastenal Co.                      COM       311900104     9,129    201,039  SH         SOLE                  201,039
Felcor Lodging Trust Inc. Pfd. A  PFD       31430F200     1,567     66,815  SH         SOLE                   66,815
Felcor Lodging Trust Inc. Pfd. C  PFD       31430F507     1,310     55,120  SH         SOLE                   55,120
Fording Canadian Coal Trust       COM       345425102     4,242    109,398  SH         SOLE                  109,398
Gatx Corp.                        COM       361448103     1,317     30,815  SH         SOLE                   30,815
General Electric Co.              COM       369604103     1,361     32,865  SH         SOLE                   32,865
General Mills Inc.                COM       370334104     3,863     66,598  SH         SOLE                   66,598
Great Plains Energy Inc.          COM       391164100     1,994     69,227  SH         SOLE                   69,227
Heineken Hldg New Ord             COM       N39338194     1,116     19,528  SH         SOLE                   19,528
Hersha Hospitality Trust Pfd. A   PFD       427825203       377     15,900  SH         SOLE                   15,900
Hewlett-Packard Co. De            COM       428236103       215      4,324  SH         SOLE                    4,324
Hilltop Holdings Pfd. A           PFD       432748200     1,650     72,475  SH         SOLE                   72,475
Hovnanian Enterprises - A         PFD       442487112       905     65,459  SH         SOLE                   65,459
Illinois Tool Works               COM       452308109     4,590     76,956  SH         SOLE                   76,956
Intel Corp.                       COM       458140100       505     19,528  SH         SOLE                   19,528
International Game Tech.          COM       459902102     5,675    131,664  SH         SOLE                  131,664
Ishares Emerging Markets Fund     COM       464287234     8,069     53,990  SH         SOLE                   53,990
Ishares MSCI Japan Index Fund     COM       464286848     2,528    176,284  SH         SOLE                  176,284
Johnson & Johnson                 COM       478160104     3,999     60,863  SH         SOLE                   60,863
Keycorp Inc.                      COM       493267108       266      8,235  SH         SOLE                    8,235
Kinder Morgan Energy Ptrs.        COM       494550106     2,150     43,524  SH         SOLE                   43,524
Kinder Morgan Mgmt.               COM       49455U100     2,564     54,838  SH         SOLE                   54,838
Leucadia National Corp.           COM       527288104       933     19,354  SH         SOLE                   19,354
Liberty Global Inc. - A           COM       530555101       389      9,473  SH         SOLE                    9,473
Liberty Global Inc. - C           COM       530555309       362      9,353  SH         SOLE                    9,353
Liberty Media Holding Corp. - A   COM       53071M302     2,352     18,845  SH         SOLE                   18,845
Liberty Media Interactive         COM       53071M104     1,822     94,831  SH         SOLE                   94,831
M I Homes Inc.                    COM       55305B200     2,014     98,950  SH         SOLE                   98,950
MBNA Capital E                    PFD       55270B201       290     11,410  SH         SOLE                   11,410
MFA Mortgage Investments Pfd. A   PFD       55272X201       331     14,100  SH         SOLE                   14,100
Markel Corp.                      COM       570535104       687      1,420  SH         SOLE                    1,420
Medtronic Inc.                    COM       585055106     1,106     19,612  SH         SOLE                   19,612
Merrill Lynch Depositor Inc.      COM       740434881       230      9,400  SH         SOLE                    9,400
Methanex Corp.                    COM       59151K108       986     38,801  SH         SOLE                   38,801
Microsoft Corp.                   COM       594918104    11,913    404,382  SH         SOLE                  404,382
Nestle SA ADR                     COM       641069406     8,469     75,664  SH         SOLE                   75,664
Novartis AG ADR                   COM       66987V109     6,549    119,156  SH         SOLE                  119,156
Nstar                             COM       67019E107     1,058     30,396  SH         SOLE                   30,396
Old Republic Intl Corp.           COM       680223104       190     10,115  SH         SOLE                   10,115
Penn West Energy Trust            COM       707885109     2,403     77,350  SH         SOLE                   77,350
Potomac Electric Pwr Co.          COM       713291102     1,116     41,195  SH         SOLE                   41,195
Procter & Gamble Co.              COM       742718109     7,007     99,621  SH         SOLE                   99,621
Progressive Corp. Ohio            COM       743315103       776     39,960  SH         SOLE                   39,960
Provident Energy Trust            COM       74386K104       790     62,273  SH         SOLE                   62,273
Rayonier Inc.                     COM       754907103     2,899     60,347  SH         SOLE                   60,347
Royal Dutch Shell PLC ADR - A     COM       780259206       313      3,810  SH         SOLE                    3,810
Spectra Energy                    COM       847560109     1,068     43,647  SH         SOLE                   43,647
Sunstone Hotel Investors Pfd. A   PFD       867892200       563     23,800  SH         SOLE                   23,800
Sysco Corp.                       COM       871829107     6,984    196,224  SH         SOLE                  196,224
TC Pipelines LP                   COM       87233q108       704     19,742  SH         SOLE                   19,742
Tejon Ranch Co.                   COM       879080109     1,029     24,850  SH         SOLE                   24,850
Telecom Corp. Of New Zealand      COM       879278208     2,770    163,332  SH         SOLE                  163,332
Teva Pharmaceuticals Ltd.         COM       881624209     6,385    143,582  SH         SOLE                  143,582
Thornburg Mortgage, Inc.          COM       885218107     1,552    120,789  SH         SOLE                  120,789
Time Warner                       COM       887317105     3,902    212,533  SH         SOLE                  212,533
Toyota Industries                 COM       J92628106     4,321    100,400  SH         SOLE                  100,400
Transcanada                       COM       89353D107       486     13,278  SH         SOLE                   13,278
Tupperware Corp.                  COM       899896104       644     20,450  SH         SOLE                   20,450
Unilever PLC ADR                  COM       904767704     1,136     35,870  SH         SOLE                   35,870
United Parcel Service - B         COM       911312106     6,758     89,992  SH         SOLE                   89,992
United Utilities ADR              COM       91311Q105     3,190    111,843  SH         SOLE                  111,843
Unumprovident Corp.               COM       91529Y106       681     27,850  SH         SOLE                   27,850
Verizon Communications            COM       92343v104     3,228     72,895  SH         SOLE                   72,895
Vodaphone Group ADR               COM       92857W209     1,521     41,903  SH         SOLE                   41,903
Wachovia Corp.                    COM       929903102       254      5,056  SH         SOLE                    5,056
Wal-Mart Stores Inc.              COM       931142103       681     15,597  SH         SOLE                   15,597
Weight Watchers Int'l.            COM       948626106     5,886    102,256  SH         SOLE                  102,256
Wesco Financial Corp.             COM       950817106     3,744      9,406  SH         SOLE                    9,406
Westar Energy Inc.                COM       95709T100       655     26,665  SH         SOLE                   26,665
Western Union                     COM       959802109     8,947    426,663  SH         SOLE                  426,663
XTO Energy Co.                    COM       98385X106       430      6,955  SH         SOLE                    6,955
Xcel Energy Inc.                  COM       98389B100     1,852     85,978  SH         SOLE                   85,978
Zimmer Holdings Inc.              COM       98956P102     3,178     39,245  SH         SOLE                   39,245